Note 2. Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 029 [Member]
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy	Significant Accounting Policies
Basis of Accounting
The financial statements of the Plan are prepared on the accrual basis of accounting. Benefits paid to participants are recorded when paid.
Valuation of Investments
Investments in the Plan are valued at fair value. Investments in registered investment companies are valued at published market prices. Investments in common/collective trust funds are valued at the net asset value per share ("NAV") as determined by the issuer based on the underlying fair value of its net assets. The Trinity Stock Fund invests primarily in the Company's common stock with a fractional amount invested in interest-bearing cash equivalents. Investments in common stock of the Company are stated at fair value based on quoted market prices. See Note 3 for further discussion and disclosures related to fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Realized gains and losses from security transactions are reported using average cost. Net appreciation or depreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when incurred. There were no allowances for credit losses recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates that affect the amounts in the financial statements and accompanying notes and supplemental schedule. Actual results could differ from these estimates.
Related-Party Transactions
As of December 31, 2025 and 2024, the interest-bearing cash equivalent portion of the Trinity Stock Fund was managed by the Trustee, and therefore, these transactions qualified as party-in-interest transactions. Additionally, a portion of the Plan's assets is invested in the Company's common stock. Because the Company is the Plan Sponsor, transactions involving the Company's common stock qualify as party-in-interest transactions. Under ERISA, all of these transactions are exempt from the prohibited transaction rules.